25. PENSION AND OTHER POST-EMPLOYMENT PLANS (Details 7) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Medical plan [Member]
Rollforward of comprehensive income [Roll Forward]
Beginning balance		R$ (31.2)	R$ (59.0)
Actuarial gains (losses)		(6.2)	27.8
Ending balance		(37.4)	(31.2)
Estimated costs for the next period [Roll Forward]
Current service costs		(0.2)	(0.2)
Interest on actuarial liabilities		(12.7)	(12.3)
Past service costs - changes in plan			(2.9)
Estimated costs for the next period		(12.9)	(15.4)
Medical plan [Member] | Present value of defined benefit obligation [Member]
Composition of actuarial liabilities [Roll Forward]
Present value of actuarial liabilities				R$ 132.8	R$ 112.3
Net liabilities		132.8	112.3	132.8	112.3
Rollforward of present value of actuarial liabilities [Roll Forward]
Beginning balance		112.3	130.0
Interest income		12.3	15.4
Early settlement of obligations			(0.1)
Current service costs		0.2	0.2
Past service costs - changes in plan		2.9	0.1
Benefits paid directly by the Company		(1.1)	(5.5)
Actuarial (gains) losses		(5.1)	(38.1)
Actuarial losses (gains) - demographic hypothesis		(2.4)	(0.4)
Actuarial (gains) losses - economic hypothesis		13.7	10.6
Ending balance		132.8	112.3
Rollforward of assets plan [Roll Forward]
Benefits paid directly by the Company		(1.1)	(5.5)
Ending balance		132.8	112.3
Costs recognized in statement of income [Roll Forward]
Interest income		(12.3)	(15.4)
Current service costs		(0.2)	(0.2)
Past service costs		(2.9)	(0.1)
Gains on early settlement			0.1
Cost recognizzed in statement of income		(15.4)	(15.6)
Medical plan [Member] | Plan assets [Member]
Composition of actuarial liabilities [Roll Forward]
Net liabilities
Rollforward of present value of actuarial liabilities [Roll Forward]
Beginning balance
Benefits paid directly by the Company		1.1	5.5
Ending balance
Rollforward of assets plan [Roll Forward]
Benefits paid directly by the Company		1.1	5.5
Contributions of the sponsor		(1.1)	(5.5)
Ending balance
F.G.T.S. Penalty [Member]
Rollforward of comprehensive income [Roll Forward]
Beginning balance		64.8	89.8
Actuarial gains (losses)		(21.6)	(25.0)
Ending balance		(86.5)	64.8
Estimated costs for the next period [Roll Forward]
Current service costs		(6.5)	(6.0)
Interest on actuarial liabilities		(12.2)	(13.2)
Past service costs - changes in plan
Estimated costs for the next period		(18.8)	(19.2)
F.G.T.S. Penalty [Member] | Present value of defined benefit obligation [Member]
Composition of actuarial liabilities [Roll Forward]
Present value of actuarial liabilities				161.3	137.2
Net liabilities		161.3	137.2	161.3	137.2
Rollforward of present value of actuarial liabilities [Roll Forward]
Beginning balance		137.2	105.2
Interest income		13.2	10.7
Early settlement of obligations			(13.8)
Current service costs		6.0	4.3
Past service costs - changes in plan			13.8
Benefits paid directly by the Company		(16.6)	(7.9)
Actuarial (gains) losses		14.8	7.5
Actuarial losses (gains) - demographic hypothesis		(4.3)	13.8
Actuarial (gains) losses - economic hypothesis		11.1	3.7
Ending balance		161.3	137.2
Rollforward of assets plan [Roll Forward]
Benefits paid directly by the Company		(16.6)	(7.9)
Ending balance		161.3	137.2
Costs recognized in statement of income [Roll Forward]
Interest income		(13.2)	(10.7)
Current service costs		(6.0)	(4.3)
Past service costs			(13.8)
Gains on early settlement			13.8
Cost recognizzed in statement of income		(19.1)	(15.0)
F.G.T.S. Penalty [Member] | Plan assets [Member]
Composition of actuarial liabilities [Roll Forward]
Net liabilities
Rollforward of present value of actuarial liabilities [Roll Forward]
Beginning balance
Benefits paid directly by the Company		16.6	7.9
Ending balance
Rollforward of assets plan [Roll Forward]
Benefits paid directly by the Company		16.6	7.9
Contributions of the sponsor		(16.6)	(7.9)
Ending balance
Award for length of service [Member]
Rollforward of comprehensive income [Roll Forward]
Beginning balance		(38.0)	(22.7)
Actuarial gains (losses)		0.5	(15.3)
Ending balance		(37.5)	(38.0)
Estimated costs for the next period [Roll Forward]
Current service costs		(2.1)	(2.1)
Interest on actuarial liabilities		(4.0)	(5.1)
Past service costs - changes in plan
Estimated costs for the next period		(6.1)	(7.2)
Award for length of service [Member] | Present value of defined benefit obligation [Member]
Composition of actuarial liabilities [Roll Forward]
Present value of actuarial liabilities				49.3	52.0
Net liabilities		49.3	52.0	49.3	52.0
Rollforward of present value of actuarial liabilities [Roll Forward]
Beginning balance		52.0	41.4
Interest income		5.1	4.2
Early settlement of obligations			(4.3)
Current service costs		2.1	1.4
Past service costs - changes in plan			4.3
Benefits paid directly by the Company		(9.5)	(10.4)
Actuarial (gains) losses			7.3
Actuarial losses (gains) - demographic hypothesis		(1.8)	7.1
Actuarial (gains) losses - economic hypothesis		1.4	0.9
Ending balance		49.3	52.0
Rollforward of assets plan [Roll Forward]
Benefits paid directly by the Company		(9.5)	(10.4)
Ending balance		49.3	52.0
Costs recognized in statement of income [Roll Forward]
Interest income		(5.1)	(4.2)
Current service costs		(2.1)	(1.4)
Past service costs			(4.3)
Gains on early settlement			4.3
Cost recognizzed in statement of income		(7.2)	(5.6)
Award for length of service [Member] | Plan assets [Member]
Composition of actuarial liabilities [Roll Forward]
Net liabilities
Rollforward of present value of actuarial liabilities [Roll Forward]
Beginning balance
Benefits paid directly by the Company		9.5	10.4
Ending balance
Rollforward of assets plan [Roll Forward]
Benefits paid directly by the Company		9.5	10.4
Contributions of the sponsor		(9.5)	(10.4)
Ending balance
OtherMember
Rollforward of comprehensive income [Roll Forward]
Beginning balance	[1]	(12.9)	(6.9)
Actuarial gains (losses)	[1]	(3.0)	(6.0)
Ending balance	[1]	(16.0)	(12.9)
Estimated costs for the next period [Roll Forward]
Current service costs	[1]	(0.8)	(0.9)
Interest on actuarial liabilities	[1]	(2.5)	(2.9)
Past service costs - changes in plan	[1]
Estimated costs for the next period	[1]	(3.3)	(3.8)
OtherMember | Present value of defined benefit obligation [Member]
Composition of actuarial liabilities [Roll Forward]
Present value of actuarial liabilities	[1]			31.2	28.6
Net liabilities	[1]	31.2	28.6	31.2	28.6
Rollforward of present value of actuarial liabilities [Roll Forward]
Beginning balance	[1]	28.6	22.4
Interest income	[1]	2.9	2.4
Early settlement of obligations	[1]		(2.5)
Current service costs	[1]	0.9	0.6
Past service costs - changes in plan	[1]		2.5
Benefits paid directly by the Company	[1]	(4.1)	(2.9)
Actuarial (gains) losses	[1]	2.0	2.9
Actuarial losses (gains) - demographic hypothesis	[1]	(0.8)	2.2
Actuarial (gains) losses - economic hypothesis	[1]	1.7	0.9
Ending balance	[1]	31.2	28.6
Rollforward of assets plan [Roll Forward]
Benefits paid directly by the Company	[1]	(4.1)	(2.9)
Ending balance	[1]	31.2	28.6
Costs recognized in statement of income [Roll Forward]
Interest income	[1]	(2.9)	(2.4)
Current service costs	[1]	(0.9)	(0.6)
Past service costs	[1]		(2.5)
Gains on early settlement	[1]		2.5
Cost recognizzed in statement of income	[1]	(3.7)	(3.0)
OtherMember | Plan assets [Member]
Composition of actuarial liabilities [Roll Forward]
Net liabilities	[1]
Rollforward of present value of actuarial liabilities [Roll Forward]
Beginning balance	[1]
Benefits paid directly by the Company	[1]	4.1	2.9
Ending balance	[1]
Rollforward of assets plan [Roll Forward]
Benefits paid directly by the Company	[1]	4.1	2.9
Contributions of the sponsor	[1]	(4.1)	(2.9)
Ending balance	[1]

[1]	Considers the sums of the retirement compensation and life insurance benefits.